Restatement of comparatives (Tables)	6 Months Ended
Dec. 31, 2022
Text block [abstract]
Schedule Of Material Restatement Of EVT 801 Asset
The error resulted in a material overstatement of the EVT-801 asset and a corresponding overstatement of the liability at acquisition. The impact of this error is noted below with the restated balances disclosed in note 10,14 and 16:

	30 June 2022	Increase/ (decrease)	30 June 2022 Restated
Intangibles - licensing agreement EVT-801	10,857,763	(1,044,401)	9,813,362
Less Accumulated amortisation	(1,049,555)	133,641	(915,914)
	9,808,208	(910,760)	8,897,448

Current contingent consideration EVT-801	(758,840)	—	(758,840)
Non-Current contingent consideration EVT-801	(7,588,405)	546,996	(7,041,409)
	(8,347,245)	546,996	(7,800,249)

Net Assets	18,638,287	(363,764)	18,274,523
Accumulated losses	(68,253,627)	(363,764)	(68,617,391)
Total equity	18,638,287	(363,764)	18,274,523

Schedule Of Material Restatement Of Income Statement
Consolidated statement of profit and loss	31 December 2021	(Increase)/ Decrease	31 December 2021 Restated
Research and development expense (Amortisation)	(11,029,851)	41,776	(10,988,075)
General and administrative expense (interest and foreign exchange impact)	(2,261,366)	(221,216)	(2,482,582)
Loss before tax	(13,338,382)	(179,440)	(13,517,822)
Income tax benefit	315,974	—	315,974
Loss after tax	(13,022,408)	(179,440)	(13,201,848)

Impact on basic and diluted earnings per share increase/(decrease) in earning per share	Cents	Cents	Cents
Basic loss for the year attributable to equity holders	(9.864)	(0.136)	(10.000)
Diluted loss for the year attributable to equity holders	(9.864)	(0.136)	(10.000)